Submission	Aug. 27, 2026
Submission [Line Items]
Central Index Key	0001755755
Registrant Name	VINEBROOK HOMES TRUST, INC.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES